CORPORATE INFORMATION (Details) ¥ / shares in Units, $ / shares in Units, ₦ in Millions, ¥ in Millions, USh in Millions		12 Months Ended
	Jan. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 NGN (₦)	Dec. 31, 2020 UGX (USh)	Dec. 31, 2020 BRL (R$)	Dec. 30, 2020 CNY (¥)	Dec. 29, 2020 CNY (¥)	Dec. 15, 2020 BRL (R$)	Dec. 14, 2020 BRL (R$)	Dec. 31, 2019 CNY (¥) ¥ / shares	Jan. 01, 2019 CNY (¥) ¥ / shares
Disclosure of subsidiaries [line items]
Nominal value of ordinary shares issued and paid-up/registered capital		¥ 43,081	$ 6,602,000,000											¥ 43,081	¥ 43,081
Par value | ¥ / shares		¥ 0												¥ 0	¥ 0
CNOOC China Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC China Limited
Place of establishment		Tianjin, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥		¥ 20,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Offshore petroleum and natural gas exploration, development, production and sales, and shale gas exploration in the PRC
China Offshore Oil (Singapore) International Pte Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity		China Offshore Oil (Singapore) International Pte Ltd
Place of establishment		Singapore
Nominal value of ordinary shares issued and paid-up/registered capital				$ 3,000,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Sales and marketing of petroleum and natural gas products outside the PRC
CNOOC International Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC International Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			24,000,000,002
Percentage of equity attributable to the Group		100.00%
Principal activities		Investment holding
Number of redeemable shares subscribed | shares	2,000
Par value | $ / shares	$ 1.00
Redeemable share subscription amount	$ 4,000,000,000
CNOOC Finance (2003) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2003) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CNOOC Finance (2011) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2011) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CNOOC Finance (2012) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2012) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CNOOC Finance (2013) Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2013) Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CEPR Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CEPR Limited
Place of establishment		Hong Kong, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | €					€ 1,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Investment holding
CNOOC Deepwater Development Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Deepwater Development Limited
Place of establishment		Zhuhai, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥		¥ 22,280								¥ 22,280	¥ 20,780
Percentage of equity attributable to the Group		100.00%
Principal activities		Deepwater and low-grade oil and gas fields exploitation in the PRC and exploration, development, production and sales of oil and gas in the oil and gas fields of South China Sea
China United Coalbed Methane Corporation Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		China United Coalbed Methane Corporation Limited
Place of establishment		Beijing, PRC
Nominal value of ordinary shares issued and paid-up/registered capital | ¥		¥ 1,311
Percentage of equity attributable to the Group		100.00%
Principal activities		Coalbed methane exploration and sales, Coalbed methane surface exploration, gas mineral prospecting, shallow gas development and utilization in the coalbed methane fields in the PRC
CNOOC Southeast Asia Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Southeast Asia Limited
Place of establishment		Bermuda
Nominal value of ordinary shares issued and paid-up/registered capital			12,000
Percentage of equity attributable to the Group		100.00%
Principal activities		Investment holding
CNOOC Muturi Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Muturi Limited
Place of establishment		Isle of Man
Nominal value of ordinary shares issued and paid-up/registered capital			7,780,770
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Indonesia
CNOOC NWS Private Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC NWS Private Limited
Place of establishment		Singapore
Nominal value of ordinary shares issued and paid-up/registered capital				$ 2
Percentage of equity attributable to the Group		100.00%
Principal activities		Offshore petroleum and natural gas exploration, development and production in Australia
CNOOC Exploration & Production Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Exploration & Production Nigeria Limited
Place of establishment		Nigeria
Nominal value of ordinary shares issued and paid-up/registered capital | ₦							₦ 10
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Africa
CNOOC Iraq Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Iraq Limited
Place of establishment		British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital			1
Percentage of equity attributable to the Group		100.00%
Principal activities		Providing services of petroleum and natural gas exploration and development in the Republic of Iraq
CNOOC Canada Energy Ltd. [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Canada Energy Ltd.
Place of establishment		Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)		100 common shares without a par value 103,000 preferred shares without a par value
Percentage of equity attributable to the Group		100.00%
Principal activities		Oil sands exploration, development and production in Canada
CNOOC Uganda Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Uganda Ltd
Place of establishment		Uganda
Nominal value of ordinary shares issued and paid-up/registered capital | USh								USh 1
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Africa
CNOOC Petroleum North America ULC [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Petroleum North America ULC
Place of establishment		Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)		13,671,421,700 common shares without a par value
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Canada
CNOOC Petroleum Europe Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Petroleum Europe Limited
Place of establishment		England and Wales
Nominal value of ordinary shares issued and paid-up/registered capital | £						£ 98,009,131
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in the UK
Nexen Petroleum Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		Nexen Petroleum Nigeria Limited
Place of establishment		Nigeria
Nominal value of ordinary shares issued and paid-up/registered capital | ₦							₦ 30
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Nigeria
CNOOC Energy U.S.A. LLC [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Energy U.S.A. LLC
Place of establishment		USA
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in the USA
CNOOC Petroleum Offshore U.S.A. Inc. [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Petroleum Offshore U.S.A. Inc.
Place of establishment		USA
Nominal value of ordinary shares issued and paid-up/registered capital			15,830
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in the USA
CNOOC Oil Sands Canada [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Oil Sands Canada
Place of establishment		Canada
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Canada
CNOOC PETROLEUM BRASIL LTDA [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC PETROLEUM BRASIL LTDA
Place of establishment		Brazil
Nominal value of ordinary shares issued and paid-up/registered capital | R$									R$ 7,207,464,100			R$ 7,207,464,100	R$ 6,778,134,300
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Brazil
CNOOC Finance (2014) ULC [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2014) ULC
Place of establishment		Canada
Nominal value of ordinary shares issued and paid-up/registered capital (as a string)		100 common shares without a par value
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CNOOC Finance (2015) U.S.A. LLC [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2015) U.S.A. LLC
Place of establishment		USA
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CNOOC Finance (2015) Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Finance (2015) Australia Pty Ltd
Place of establishment		Australia
Nominal value of ordinary shares issued and paid-up/registered capital			1
Percentage of equity attributable to the Group		100.00%
Principal activities		Bond issuance
CNOOC Petroleum Guyana Limited [member]
Disclosure of subsidiaries [line items]
Name of entity		CNOOC Petroleum Guyana Limited
Place of establishment		Barbados
Nominal value of ordinary shares issued and paid-up/registered capital			$ 200,100
Percentage of equity attributable to the Group		100.00%
Principal activities		Petroleum and natural gas exploration, development and production in Guyana